NET FOREIGN EXCHANGE GAIN (LOSS) (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net foreign exchange gain (loss)
Net profit (loss) from currency exchange differences	$ (212,618)	$ 113,115	$ 116,117
Hedging derivatives	252,275	22,933	399,875
Income from assets indexed to foreign currency	12,251	(9,190)	(8,745)
Income from liabilities indexed to foreign currency		98	145
Total	$ 51,908	$ 126,956	$ 507,392